SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 16 - SUBSEQUENT EVENTS

1.
On January 17, 2019, the Company granted options to purchase 124,000 ordinary shares to certain employees, with an exercise price of $3.97. The options vest over 4 years from the date of grant; 1/4 vest on the first anniversary of the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the grant date.  The fair value of the options at the date of grant was $341 thousand.

2.
On January 17, 2019, the Company granted options to purchase 25,000 ordinary shares to the CMO, with an exercise price of $3.97. From the total options, 25% will vest on March 1, 2019 and the remaining 75% options shall vest in 12 installments (equal or rounded), upon the lapse of each three-month period following the first anniversary of the grant date.  The options granted to the CMO are subject to the approval by the shareholders of the Company that yet to occurred as of the signing of the financial statement. The fair value of the options at the date of grant was $68 thousand.

3.
On January 17, 2019, the Company granted options to purchase 201,828 ordinary shares to non-executive directors of the Company, with an exercise price of $3.97. The options will vest in 3 years in twelve quarterly installments starting in the first quarter following their appointment of each director as a board member. The options granted to the non-executive directors are subject to the approval by the shareholders of the Company that yet to occurred as of the signing of the financial statement. The fair value of the options at the date of grant was $542 thousand.